As filed with the Securities and Exchange                                         Registration No. 333-01107*

Commission on July 19, 2016                                                             Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 67 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-2824

J. Neil McMurdie, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements:  033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and 033-75956); 033-75982 (which had included a combined prospectus for earlier Registration Statements:  033-75968, 033-75966, 033-75990, and the individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-91846 (which had included a combined prospectus for earlier Registration Statement:  033-75976).

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2016 are incorporated into Parts A and B of this Post-Effective Amendment No. 67 by reference to Registrant’s filing under Rule 485(b) as filed on April 11, 2016 and under 497(e) as filed on May 2, 2016.

A supplement dated July 19, 2016 to the Prospectus and Statement of Additional Information is included in Parts A and B of this Post-Effective Amendment No. 67.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated July 19, 2016 to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2016, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the LKCM Aquinas Growth Fund

Notice of and Important Information About An Upcoming Fund Reorganization

The Board of Trustees of the LKCM Aquinas Growth Fund approved a proposal to reorganize the following “Merging Fund” with and into the following “Surviving Fund.” The proposed reorganize is subject to approval by the shareholders of the Merging Fund. If shareholder approval is obtained, it is expected the reorganization will be effective on or about July 29, 2016 (the “Reorganization Date”).

Merging Fund	Surviving Fund
LKCM Aquinas Growth Fund	LKCM Aquinas Catholic Equity Fund

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Reorganization Date:

•         Your investment in the subaccount that invested in the Merging Portfolio will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation; and

•         All existing account balances invested in the LKCM Aquinas Growth Fund will automatically become investments in the subaccount that invests in the LKCM Aquinas Catholic Equity Fund, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the “Transfers” section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, Defined Contribution, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at
1-800-262-3862.

X.01107-16A	Page 1 of 2	July 2016

Information about the LKCM Aquinas Catholic Equity Fund. In connection with the upcoming fund reorganization involving LKCM Aquinas Growth Fund, effective on the Reorganization Date, the LKCM Aquinas Catholic Equity Fund will be added to your contract as an available investment option. The following chart lists summary information regarding the LKCM Aquinas Catholic Equity Fund and is added to APPENDIX V in your Contract Prospectus and Contract Prospectus Summary.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
LKCM Aquinas Catholic Equity Fund Investment Adviser: Luther King Capital Management Corporation	Seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

Defined Contribution
P.O. Box 990063
Hartford, CT 06199-0063

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.01107-16A	Page 2 of 2	July 2016

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2015
-	Statements of Operations for the year ended December 31, 2015
-	Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2015 and 2014
-	Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2015, 2014 and 2013
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2015, 2014 and 2013
-	Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 3 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167182), as filed on April 21, 2015.

(3.7)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company (VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.9)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.10)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.11)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(4.1)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.2)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.3)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.4)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.5)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.6)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(4.7)	Variable Annuity Contract (G-CDA-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(4.8)

Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate

(GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(4.9)	Variable Annuity Contract (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(4.10)

Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate

(GTCC-95(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(4.11)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.

(4.12)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.13)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.14)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.15)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.16)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.17)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.18)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.19)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.20)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(4.21)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.22)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.23)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.24)

Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

(4.25)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

(4.26)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.27)

Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.28)

Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.29)

Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.30)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.31)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.32)	Variable Annuity Contract (G-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.33)

Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.34)

Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.35)

Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.36)

Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.37)

Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.38)	Variable Annuity Contract (G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.39)

Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.40)

Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.41)

Variable Annuity Contract Certificate (GTCC-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.42)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.43)

Statement of Variability to Contract G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.44)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.45)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(4.46)

Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,

G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

(4.47)

Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-88720), as filed on April 22, 1996.

(4.48)

Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.

(4.49)

Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.

(4.50)

Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.

(4.51)

Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.

(4.52)

Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract

IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.

(4.53)

Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and

GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.

(4.54)	Endorsement (E1OMNI97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.55)	Endorsement (E2OMNI97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.56)	Endorsement (E1FXPL97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
(4.57)

Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.

(4.58)

Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.59)

Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.60)

Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.

(4.61)

Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.62)	Endorsement (EINRV98) to Contract A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (EINRP98) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.64)

Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.65)	Endorsement (EINRP97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.66)	Endorsement (EINRV97) to Contract A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.67)

Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.68)

Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.69)

Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-CDA-IA(RP) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 11, 1997.

(4.70)

Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.

(4.71)

Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and

G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.

(4.72)

Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.

(4.73)

Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.

(4.74)

Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.75)

Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

(4.76)

Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15, 1998.

(4.77)

Endorsement (EGET-99) to Contracts A001RP95, A020RV95,

G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,

G-CDA-HD(X), GID-CDA -HO, GLID-CDA-HO, GIT-CDA-HO,

GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,

I-CDA-HD(XC), G-CDA-IB(ATORP), G-CDA-IB(TORP),

G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),

GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and

GDCC-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.78)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.79)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.80)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.81)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.82)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.83)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.84)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.85)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.86)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.87)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,

GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,

GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),

G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA -IB(ATORP),

G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),

G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and

I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,

GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),

GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),

GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.88)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.89)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.90)

Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.91)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.92)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.93)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.94)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate

C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.95)

Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO,

G-CDA-HD and G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 29, 2002.

(4.96)

Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.97)

Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.98)

Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate

C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.99)	Endorsement (E1FXPY97) to Contract A001RP95 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.100)

Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate

C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.101)

Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,

GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.102)

Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.

(4.103)	Roth Endorsement – E-R403B-05 • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2006.

(4.104)	Roth Endorsement - E-R401K-06 • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2006.
(4.105)

Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2007.

(4.106)

Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.

(4.107)

Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF,
GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.

(4.108)

Endorsement E-TPA-08 Contract G-CDA (12/99) and Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.

(4.109)

Endorsement E-403bR-09 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(4.110)

Endorsement E-403bTERM-08 to Contracts A020RV95, G-CDA(12/99),
G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD, G-CDA-HD(XC),
GST-CDA-HO, I-CDA-HD, G-CDA-IB(ATORP), G-CDA-95(TORP), IA-CDA-IA, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-01(NY) and Certificates A007RC95, C-CDA(12/99), C-CDA-99(NY), GTCC-IA(RP), GTCC-HF, GTCC-HD,
GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP),
GTCC-95(TORP) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(4.111)

Endorsement E-RO457-11 to Contracts G-CDA (12/99), GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate C-CDA (12/99) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.112)

Endorsement E-LIF-10(XC) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.113)

Endorsement E-DOMA-10 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and Certificates C-CDA-99(NY) and C–CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2011.

(4.114)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.
(4.115)

Endorsement E-USWD-13 to Contracts G-CDA-99(NY) and G-CDA-01(NY) and Certificates C-CDA-99(NY) and C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(4.116)

Endorsement EVNMCHG (09/14) to Contracts I-CDA-98(ORP), G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A020RV95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificates A027RV95, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP),GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.117)

Endorsement E-403bR-09 (refiling under VRIAC) to Contracts G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.118)

Endorsement E-403bTERM-08 (refiling under VRIAC) to Contracts G-CDA-99(NY), G-CDA-IA(RPM/XC), G-CDA-HD(XC), GIT-CDA-HO and GLIT-CDA-HO and Certificates C-CDA-99(NY), GTCC-HD(XC), GTCC-IA(RPM/XC) and GTCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.119)

Endorsement E-RO457-11 (refiling under VRIAC) to Contracts GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.120)

Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO, and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(4.121)

Participant Roth Account Endorsement E-R401K-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.122)

Participant Roth Account Endorsement E-R403B-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.123)

Certificate of Group Annuity Coverage C-CDA-15(NY-MMI) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(4.124)

Variable Annuity Contract Schedule I (A001RP95(1/98)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.125)

Variable Annuity Contract Schedule I (A020RV95(1/98)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(5.1)

Variable Annuity Contract Application 155634 (01/14) • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(5.2)

Variable Annuity Contract Application 155634 (03/15) (NY) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable

(8.1)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.2)

(Retail) First Amendment dated February 5, 2009 to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated and amended on October 1, 2009 and July 8, 2011 • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 2012.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.4)

(Retail) Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.5)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.6)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.7)

(Retail) Fourth Amendment dated July 1, 2013 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company, American Century Investment Services, Inc. and American Century Services LLC and amended on November 7, 2003, October 1, 2004 and April 1, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.8)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. and amended on October 1, 2004 and April 1, 2007 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004, and by reference to Post-Effective Amendment No. 48 (File No. 033-75962), as filed on April 10, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008.

(8.9)

(Retail) Novation Agreement dated February 16, 2010 to Fund Participation Agreement dated as of July 1, 2000 between American Century Investment Services, Inc., American Century Services, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.10)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.11)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.12)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company and amended on November 1, 2006, February 1, 2007, October 1, 2008, January 30, 2009, May 1, 2009, December 1, 2010 and February 1, 2011 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 333-01107), as filed on November 18, 2008, and by reference to Post-Effective Amendment No. 54 (File No. 033-75962), as filed on April 9, 2009, and by reference to Post-Effective Amendment No. 55 (File No. 033-75962), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 1 (File No. 333-167680), as filed on February 11, 2011, and by reference to Post-Effective Amendment No. 58 (File No. 033-75962), as filed on December 16, 2011.

(8.13)

Fourth Amendment effective August 29, 2014 to Service Agreement dated July 1, 2000 between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.14)

Ninth Amendment effective August 29, 2014 to Participation Agreement dated January 1, 2003 between American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.15)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.16)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.17)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.18)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.19)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.20)

(Retail) First Amendment made and entered into as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company on its own behalf and on behalf of its Separate Account F and amended on May 1, 2002 and January 1, 2009• Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Post-Effective Amendment No. 12 (File No. 333-109860), as filed on April 15, 2009.

(8.21)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.22)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.23)

(Retail) First Amendment effective February 4, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.24)

(Retail) Letter Agreement dated October 28, 2011 to the Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among Artisan Partners, Distributors LLC, Artisan Partners Limited Partnership, Artisan Partners Funds, Inc., ING Institutional Plan Services, LLC, ING Investment Advisors, LLC, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.25)

Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.26)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 19, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset Management, LLC, Aston Funds and PFPC Distributors, Inc. • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as filed on June 22, 2010.

(8.27)

Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.28)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2014 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Schwartz Investment Counsel, Inc. (Adviser for Ave Maria) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.29)

Rule 22c-2 Agreement made and entered into as of March 11, 2014 between Schwartz Investment Counsel, Inc. (Ave Maria), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.30)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.31)

(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 3, 2010.

(8.32)

(Retail) Second Amendment dated as of April 29, 2013 and effective January 1, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 and amended on July 21, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, BlackRock Advisors, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.33)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.34)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.35)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.36)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.37)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.38)

Selling and Services Agreement and Fund Participation Agreement dated November 5, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Cohen & Steers Securities, LLC and Cohen & Steers Capital Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.

(8.39)

Rule 22c-2 Agreement dated November 4, 2010 among Cohen & Steers Securities, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2011.

(8.40)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.41)

Schedule A-1 dated August 1, 2010 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.42)

Schedule A-1 dated September 30, 2009 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.43)

Schedule A-1 April 17, 2009 to Selling and Services Agreement and Fund Participation Agreement dated March 17, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, and Delaware Service Company, Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.44)

Rule 22c-2 Agreement made and entered into as of March 17, 2009 between Delaware Service Company, Inc. and ING Life Insurance and Annuity Company and ING National Trust • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-81216), as filed on August 15, 2012.

(8.45)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.46)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.47)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.48)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.49)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.50)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.51)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.52)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.53)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 2, 2012.

(8.54)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.55)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.56)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.57)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.58)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.59)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.60)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.61)

(Retail) Amendment dated November 13 , 2000 to the Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and Annuity Company and amended on February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004, and by reference to Pre-Effective Amendment No. 40 (File No. 333-01107), as filed on October 24, 2005, and by reference to Post-Effective Amendment No. 58 (File No. 333-01107), as filed on December 3, 2010.

(8.62)

(Retail) Fifth Amendment dated July 1, 2013 to the Master Shareholder Services Agreement dated August 28, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Franklin Templeton Investor Services, LLC and Franklin Templeton Distributors, Inc. and amended on November 13, 2000, February 1, 2002, May 1, 2004 and July 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.63)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.64)

(Retail) Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.65)

(Retail) First Amendment dated as of November 17, 2014 and effective July 31, 2014 to the Selling, Services and Fund Participation Agreement dated July 30, 2009 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and Ivy Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.66)

Rule 22c-2 Agreement made and entered into July 15, 2009 between Ivy Funds Distributor, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.67)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August 1, 2003.

(8.68)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.69)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.70)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration (File No. 333-134760), as filed on June 6, 2006.

(8.71)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.72)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on June 6, 2006.

(8.73)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.74)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. and amended on December 31, 1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.75)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.76)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and amended on February 11, 2000, May 1, 2000 and June 26, 2001 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.

(8.77)

Second Amendment effective August 29, 2014 to the Participation Agreement dated January 30, 1998, between Voya Retirement Insurance and Annuity Company, Voya Series, Fund, Inc. (formerly Aetna Series Fund, Inc.), and Voya Investment Management, Inc. (formerly Aeltus Investment Management, Inc.) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.78)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.79)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.80)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.81)

(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.

(8.82)

(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.

(8.83)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.84)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.85)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc. (renamed Invesco Distributors, Inc. January 1, 2012), and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) and amended on March 31, 2011 and January 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004, and by reference to Post-Effective Amendment No. 59 (file No. 033-75962), as filed on April 3, 3012.

(8.86)

(Retail) Fourth Amendment dated September 24, 2012 to Participation Agreement dated as of October1, 2000 and amended on January 1, 2003, March 31, 2011 and January 1, 2012 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, Inc., Invesco Investment Services, Inc. and Invesco Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.87)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.88)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (renamed Invesco Variable Insurance Funds, Inc.), A I M Distributors, Inc. (renamed Invesco Distributors, Inc.) and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and amended on November 17, 2000 and July 12, 2002 • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13. 2004.

(8.89)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.90)

First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.91)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 betwee n AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.92)

Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.93)

First Amendment dated as of April 14, 2009 to the Selling and Services Agreement and Participation Agreement dated September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC and amended on March 1, 2010 and December 2, 2010 • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010, and by reference to Post-Effective Amendment No. 59 (File No. 333-01107), as filed on April 15, 2011.

(8.94)

Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.95)

Fund Participation Agreement effective December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.96)

Amendment dated March 22, 2013 to Fund Participation Agreement dated December 8, 1997 by and among Janus Aspen Series, Janus Capital Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.97)

Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation and amended December 1, 1999 and August 1, 2000 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 22 (File No. 333-01107), as filed on August 14, 2000.

(8.98)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.99)

Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.

(8.100)

First Amendment dated August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.101)

Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.102)

Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.103)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company and amended on December 21, 2009 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008, and by reference to Post-Effective Amendment No. 57 (File No. 333-01107), as filed on April 8, 2010.

(8.104)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12, 2007.

(8.105)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.106)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital Management Corporation • Incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 20, 2006.

(8.107)

(Retail) First Amendment date as of October 2014 to the Selling and Services Agreement and Participation Agreement dated February 7, 2006 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plan Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Quasar Distributors, LLC and The LKCM funds • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.108)

Rule 22c-2 Agreement dated March 23, 2007 and is effective October 16, 2007 between Quasar Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

(8.109)

(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.110)

First Amendment dated March 13, 2009 to the Selling and Services Agreement dated April 30, 2001 between ING Financial Services, LLC (formerly Aetna Investment Services, LLC), ING Institutional Plan Services, LLP, ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributor, L.P.) prior thereto CDC IXIS Asset Management Distributors, L.P. (Loomis Sayles) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.111)

(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.112)

(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.113)

Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P. (Loomis Sayles), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.114)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.115)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.116)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.117)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.118)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.119)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Metropolitan West Asset Management, LLC, Metropolitan West Funds and BNY Mellon Distributors Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.120)

(Retail) First Amendment dated November 25, 2014to the Selling and Services Agreement and Fund Participation Agreement dated August 15, 2010 by and between Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Institutional Plans Services, LLC (formerly ING Institutional Plan Services, LLC), Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), Metropolitan West Asset Management, LLC, Metropolitan West Funds and Foreside Funds Distributors LLC (formerly BNY Mellon Distributors Inc.) • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.121)

Rule 22c-2 Agreement made and entered into as of August 15, 2010 between Metropolitan West Funds, BNY Mellon Distributors Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2013.

(8.122)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.123)

(Retail) First Amendment dated as of June 19, 2013 to the Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 9, 2014.

(8.124)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.125)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of September 11, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.126)

(Retail) Replacement Attachment A dated July 30, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated September 11, 2007 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.127)

(Retail) First Amendment dated December 1, 2010 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.128)

(Retail) Second Amendment dated June 1, 2013 to the Selling and Services Agreement and Participation Agreement dated September 11, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Nuveen Investments, LLC and amended on December 1, 2010 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.129)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Nuveen Investments, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.130)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.131)

First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1, 2004 and August 15, 2007• Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.132)

Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.133)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.134)

(Retail) First Amendment dated October 1, 2012 to the Participation Agreement dated as of August 15, 2000 between ING Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and OppenheimerFunds Services • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.135)

(Retail) Second Amendment dated February 1, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.136)

(Retail) Third Amendment dated November 4, 2013 to the Participation Agreement dated August 15, 2000 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.137)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.138)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.139)

(Retail) First Amendment dated as of June 4, 2010 to the Selling and Services Agreement and Fund Participation Agreement dated as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2011.

(8.140)

(Retail) Second Amendment, dated July 2, 2015, to the Fund Participation and Selling and Services Agreement, made as of October 15, 2009, between the PAX World Funds Series Trust I, Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, Voya Financial Partners, LLC and ALPS Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(8.141)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.142)

First Amendment, entered into as of July 2, 2015, to the Rule 22C-2 Agreement, made and entered into as of October 15, 2009, between the PAX World Funds Series Trust I, ALPS Distributors, Inc. and Voya Retirement Insurance and Annuity Company, Voya Institutional Trust Company, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 11, 2016.

(8.143)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.144)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.145)

First Amendment dated as of August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.146)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.147)

First Amendment dated as of August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.148)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.149)

First Amendment dated as of August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC ("PIMCO"), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.150)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.151)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC (renamed Allianz Global Investors Distributors LLC) dated as of March 11, 2003 and amended on July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.152)

(Retail) Sixth Amendment dated as of January 9, 2014 to the Selling and Services Agreement and Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Allianz Global Investors Distributors LLC and Allianz Global Investors Fund Management LLC and amended on December 31, 2003, July 1, 2005, October 1, 2008, March 10, 2009 and January 26, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.153)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.154)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.155)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.156)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.157)

Selling and Services Agreement and Fund Participation Agreement dated January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.158)

First Amendment dated as of September 17, 2013 to the Selling and Services Agreement and Fund Participation Agreement dated as of January 17, 2011 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and USAA Investment Management Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(8.159)

Rule 22c-2 Agreement dated January 17, 2011 among USAA Mutual Funds Trust, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(8.160)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.161)

First Amendment dated April 1, 2008 to Selling and Services and Fund Participation Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. and amended on February 18, 2009, March 21, 2011, August 11, 2011and November 1, 2012 • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 15, 2008, and by reference to Post-Effective Amendment No. 5 (File No. 333-130822), as filed on April 9, 2009, and by reference to Post-Effective No. 3 (File No. 333-167680), as filed on April 3, 2012, and by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-134760), as filed on December 20, 2012.

(8.162)

Fifth Amendment dated as November 1, 2012 to Selling and Services Agreement and Participation Agreement effective as of September 26, 2005 by and among Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 3, 2013.

(8.163)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.164)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.165)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.166)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.167)

First Amendment to Rule 22c-2 Agreement dated March 21, 2011 by and between Columbia Management Investment Services Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 3, 2012.

(8.168)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of May 1, 2004 by and among ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.169)

(Retail) First Amendment dated as of March 30, 2009 to the Selling and Services Agreement and Participation Agreement dated May 1, 2004 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and TCW Brokerage Services • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.170)

(Retail) Schedule A dated May 1, 2005 to the Selling and Services Agreement and Fund Participation Agreement dated May 1, 2004 between ING Life Insurance and Annuity Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and TCW Brokerage Services as amended on March 30, 2009 • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.171)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between TCW Brokerage Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2015.

(8.172)

(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds Management, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.173)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.174)

(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC and amended on October 30, 2006, August 1, 2007, April 1, 2008, June 3, 2010 and December 3, 2012 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007, and by reference to Post-Effective Amendment No. 10 (File No. 333-105479), as filed on April 11, 2008, and by reference to Post-Effective Amendment No. 12 (File No. 333-105479), as filed on April 9, 2010, and by reference to Post-Effective Amendment No. 61 (File No. 333-01107), as filed on December 20, 2012.

(8.175)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive West Chester, PA 19380	Director
Ewout L. Steenbergen	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Heather H. Lavallee	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Gilbert E. Mathis	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary

Name	Principal Business Address	Positions and Offices with Depositor
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue, Suite 710 Denver, Colorado 80237	Vice President and Assistant Treasurer
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

07-01-2016

Voya Financial, Inc. (*1) Non-Insurer (Delaware) 52-1222820 NAIC 4832

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

IB Holdings LLC Non-Insurer (Virginia) 41-1983894

07/01/16	The New Providence Insurance Company, Limited Non-Insurer (Cayman Islands) 98-0161114

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Management (Bermuda) Holdings Limited Non-Insurer (Bermuda)

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*2) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*3) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

07/01/16	First Lien Loan Program LLC (*4) Non-Insurer (Delaware) 30-0841155

Page 2	Senior Secured Unitranche Loan Program LLC (*5) Non-Insurer (Delaware)

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Directed Services LLC Non-Insurer (Delaware) 14-1984144

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

Voya Insurance and Annuity Company Insurer (Iowa) 41-0991508 NAIC 80942

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

07/01/16	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284)

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Australia Retirement Services Holding, LLC Non-Insurer (Delaware) 26-0037599

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

AII 1, LLC Non-Insurer (Connecticut) No Tax ID

AII 2, LLC Non-Insurer (Connecticut) No Tax ID

AII 3, LLC Non-Insurer (Connecticut) No Tax ID

AII 4, LLC Non-Insurer (Connecticut) No Tax ID

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Langhorne I, LLC Non-Insurer (Missouri) 46-1051195 NAIC: 15365

Security Life Assignment Corp. Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15364

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Roaring River II, Inc. Insurer (Arizona) 27-2278894 NAIC 14007

Voya Custom Investments LLC Non-Insurer (Delaware) 98-0138339

SLD1 Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

07/01/16

Page 4

*1  On March 9, 2015, pursuant to the completion of a registered public offering, and a share buyback with Voya Financial, Inc. (collectively, the “March 2015 Transactions”), ING Groep N.V.(“ING Group”) sold off all of the shares of Voya Financial, Inc. common stock that it owned. ING Group continues to own warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. Upon completion of the March 2015 Transactions, ING Group is no longer an affiliate of, or the ultimate controlling person of, the Voya Financial, Inc. holding company system.

*2 Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.
*3 Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*4 First Lien Loan Program LLC controlled 50% by Voya Investment Management LLC and 50% by Third Party Stakeholder (Voya equity ownership of FLLP LLC is less than 15%).
*5 Senior Secured Unitranche Loan Program LLC management controlled 50% by Voya Investment Management LLC and 50% by Third Party Shareholder (Voya equity ownership of SSULP LLC is less than 15%)

Item 27.   Number of Contract Owners

As of June 30, 2016, there were 617,592 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.  These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Brian M. Wilson	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	1474 Stone Point Drive, Suite 129 Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue, Suite 710 Denver, Colorado 80237	Vice President and Assistant Treasurer
Dianne C. Bogoian	One Orange Way Windsor, CT 06095-4774	Vice President
Molly A. Garrett	One Orange Way Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Bernard P. Heffernon	10740 Nall Avenue, Suite 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
David A. Kelsey	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Dawn M. Mazzola	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Michelle I. Sheiowitz	22 Autumn Drive Scotch Plains, NJ 07076	Vice President
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$51,416,775.23

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2015.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)     to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 19th day of July, 2016.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 67 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)	July
C. Landon Cobb, Jr.	(principal accounting officer))		19, 2016
)
	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin*	Director	)
Rodney O. Martin		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)

Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.

Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney